Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Proceeds from convertible note payable			$ 1,080,334	$ 1,476,558	$ 1,273,534	$ 1,666,415
Debt convertible outstanding amount						109,812
Accrued interest payable	$ 298,759		298,759		86,752	191,884
Debt principal amount	3,188,081		3,188,081
Payment of convertible note payable				10,000	419,055
Gain on settlement of debt	$ (369,428)		(423,291)		3,108,342	3,562,067
Amortization of debt			$ 1,473,205	$ 379,290	604,042	$ 1,080,771
Number of shares issued			3,096,483			421,797
Series A Preferred Stock [Member]
Gain on settlement of debt					$ 7,018	$ 2,083
Number of shares issued			13,367,100		62,854	960,929
Convertible Notes [Member]
Debt instrument percentage	10.00%		10.00%
Advances from shareholders	$ 137,000		$ 137,000
Accrued interest payable	69,279		69,279
Increase in debt discount			99,661
Debt principal amount	$ 757,696		757,696
Loan fees			$ 386,758
Convertible Debentures [Member]
Original issue discount	7.50%		7.50%
Proceeds from convertible note payable			$ 1,080,334
Debt convertible outstanding amount					$ 1,358,750
Debt principal amount	$ 757,696		757,696
Loan fees			386,758
Outstanding Notes [Member]
Debt convertible outstanding amount			272,381
Loan fees			101,631
Payment of convertible note payable			322,381
Gain on settlement of debt			135,432
Amortization of debt			1,473,208
Outstanding Notes [Member] | Series A Preferred Stock [Member]
Increase in debt discount			$ 1,116,110
Number of shares issued			743,699